AIG MONEY MARKET FUND (Prospectus Summary) | AIG MONEY MARKET FUND
AIG MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund also seeks to maintain a stable share price of $1.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses	AIG MONEY MARKET FUND CLASS A SHARES
Management Fees	0.25%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.30%

EXAMPLE
This Example is intended to help you compare the cost of investing in Class A
Shares of the Fund with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs might be different, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
AIG MONEY MARKET FUND CLASS A SHARES	31	97	169	381

PRINCIPAL INVESTMENT STRATEGY
The Fund invests in a broad range of high quality, short-term U.S. dollar denominated money market instruments, such as obligations of the U.S. Treasury, agencies and instrumentalities of the U.S. government, domestic and foreign banks, domestic and foreign corporate issuers, supranational entities, and foreign governments, as well as in repurchase agreements. The Fund's portfolio is comprised only of short-term debt securities that are rated in the highest category by nationally recognized statistical rating organizations or securities that AIG Asset Management (U.S.), LLC, the Fund's investment adviser
(the "Adviser") determines are of equal quality. The Fund may concentrate its investments (invest more than 25% of its assets) in obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks that are subject to a similar level of regulation. The Fund will maintain an average weighted maturity of 60 days or less and a weighted average life to maturity of
120 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.
PRINCIPAL RISKS
An investment in the Fund is neither insured nor guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although the Fund seeks to keep a constant price per share of $1.00, it is possible to lose money by investing in the Fund.

The Fund's investments are subject to fluctuations in the current interest rates for short-term obligations. Accordingly, an investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

An investment in the Fund is also subject, to a limited extent, to credit risk, which is the possibility that the issuer of a security owned by the Fund will be unable to repay interest and principal in a timely manner. The Adviser attempts to lessen this risk through a conservative investment policy for the
Fund, which includes diversification (spreading Fund investments across a broad number of issuers), and investing in obligations of high credit quality issuers.

The Fund's investments in securities issued by non-U.S. companies and/or
non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.
PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a measure of money market fund performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Updated performance information is available by calling the Fund at
1-800-249-7445.

BEST QUARTER WORST QUARTER 1.30% 0.01% (12/31/2006) (12/31/2011)
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
AIG MONEY MARKET FUND	AIG Money Market Fund	0.07%	1.50%	1.94%
AIG MONEY MARKET FUND Lipper IMM Average	Lipper IMM Average	0.04%	1.57%	1.88%

Call 1-800-249-7445 for the Fund's most current 7-day yield.